Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 190,355
2026	97,421
Total lease payments	287,776
Less: imputed interest	(6,447)
Present value of lease liabilities	$ 281,329